Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Marti Technologies, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On October 12, 2023, the registrant filed a Registration Statement on Form F-1 (File No. 333-273543), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 27, 2023 (the “Registration Statement”).This Post-Effective Amendment No. 1 is being filed to update the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the SEC on April 16, 2024, (ii) include updated information regarding the selling securityholders named in this prospectus and the securities covered hereby, including the removal of (a) all warrants and (b) all ordinary shares issuable upon the exercise of warrants previously included in the Registration Statement, and (iii) to update certain other information in the Registration Statement.On January 4, 2024, the registrant completed the redemption of its outstanding warrants. As a result of the redemption, the registrant has no warrants outstanding. All applicable registration fees were paid in connection with the initial filing of the Registration Statement. No additional securities are registered hereby.
Entity Central Index Key	0001852767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9